Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	34,252,778	0
Common stock, shares outstanding	34,252,778	0
Series A convertible preferred stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	1,470,135	0
Preferred stock shares outstanding	1,470,135	0
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	701,000	0
Preferred stock shares outstanding	701,000	0